UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2005

Check here if Amendment [  ]; Amendment Number: ____
  This Amendment (Check only one.): [  ] is a restatement.
                                    [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Kimelman & Baird, LLC
Address:     100 Park Avenue Suite 2120
             New York, NY 10017

Form 13F File Number: 28-________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Pat Kimelman
Title:       Office Manager
Phone:       212-686-0021

Signature, Place, and Date of Signing:

      /s/ Pat Kimelman                  New York, NY             8/3/2005
        [Signature]                     [City, State]            [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Report Summary:

Number of Other Included Managers:                       0

Form 13F Information Table Entry Total:                 72

Form 13F Information Table Value Total:           $205,914
                                                (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                                                              FORM 13F-HR
                                                         QTR Ending 6/30/2005

         COLUMN 1              COLUMN 2    COLUMN 3    COLUMN 4       COLUMN 5              COLUMN 6     COL 7        COLUMN 8
-------------------------   ------------  ----------  ----------    -----------          -------------   -----  -----------------
                                                          VALUE       SHRS OR SH/ PUT/    INV.  DISCR.    MGR        VOT AUTHOR.
     NAME OF ISSUER        TITLE OF CLASS    CUSIP      (x$1000)     PRN AMT PRN CALL    SOLE    SHRD OTH       SOLE     SHRD  NONE
AES CORP                       COMMON STOCK   00130H105     1825       111430 SH         SOLE                                111430
ABBOTT LABORATORIES            COMMON STOCK   002824100      304         6200 SH         SOLE                                  6200
AIR PRODUCTS & CHEMICALS INC   COMMON STOCK   009158106     8428       139775 SH         SOLE                                139775
ALKERMES INC                   COMMON STOCK   01642T108     4349       328934 SH         SOLE                                328934
AMERICAN EXPRESS COMPANY       COMMON STOCK   025816109     1352        25392 SH         SOLE                                 25392
APPLIED MATERIALS INC          COMMON STOCK   038222105      248        15300 SH         SOLE                                 15300
ARAMARK CORP-CL B              COMMON STOCK   038521100     5512       208800 SH         SOLE                                208800
***BP P L C SPONSORED ADR      COMMON STOCK   055622104     3130        50182 SH         SOLE                                 50182
BANK OF AMER CORP              COMMON STOCK   060505104      239         5250 SH         SOLE                                  5250
BELLSOUTH CORP                 COMMON STOCK   079860102      360        13535 SH         SOLE                                 13535
BERKSHIRE HATHAWAY INC CL B    COMMON STOCK   084670207      209           75 SH         SOLE                                    75
BOSTON ACOUSTICS               COMMON STOCK   100534106     3700       213600 SH         SOLE                                213600
BRISTOL MYERS SQUIBB CO        COMMON STOCK   110122108      311        12450 SH         SOLE                                 12450
CVS CORP                       COMMON STOCK   126650100      239         8236 SH         SOLE                                  8236
CHEVRON CORPORATION            COMMON STOCK   166764100     1888        33770 SH         SOLE                                 33770
CITIGROUP INC                  COMMON STOCK   172967101     5210       112689 SH         SOLE                                112689
COCA-COLA CO                   COMMON STOCK   191216100      526        12601 SH         SOLE                                 12601
COMCAST CORP                   COMMON STOCK   20030N101      355        11553 SH         SOLE                                 11553
CONOCOPHILLIPS                 COMMON STOCK   20825C104      351         6102 SH         SOLE                                  6102
COPART INC                     COMMON STOCK   217204106    10186       427990 SH         SOLE                                427990
DELL INC                       COMMON STOCK   24702R101      206         5215 SH         SOLE                                  5215
WALT DISNEY CO HOLDING CO      COMMON STOCK   254687106      601        23863 SH         SOLE                                 23863
DRIL-QUIP INC                  COMMON STOCK   262037104     9070       312650 SH         SOLE                                312650
E I DU PONT DE NEMOURS & CO    COMMON STOCK   263534109      362         8426 SH         SOLE                                  8426
EMERSON ELECTRIC CO            COMMON STOCK   291011104      535         8550 SH         SOLE                                  8550
***ENCANA CORP                 COMMON STOCK   292505104      677        17100 SH         SOLE                                 17100
EXXON MOBIL CORP               COMMON STOCK   30231G102    11350       197488 SH         SOLE                                197488
FIFTH THIRD BANCORP            COMMON STOCK   316773100     1394        33817 SH         SOLE                                 33817
FLORIDA EAST COAST INDS INC    COMMON STOCK   340632108     3745        86500 SH         SOLE                                 86500
GATEWAY INC                    COMMON STOCK   367626108      165        50000 SH         SOLE                                 50000
GENENTECH INC                  COMMON STOCK   368710406      273         3400 SH         SOLE                                  3400
GENERAL ELECTRIC CO            COMMON STOCK   369604103    12354       356538 SH         SOLE                                356538
GILLETTE CO                    COMMON STOCK   375766102      310         6120 SH         SOLE                                  6120
HOME DEPOT INC                 COMMON STOCK   437076102     1802        46316 SH         SOLE                                 46316
ISTAR FINL INC                 COMMON STOCK   45031U101    11943       287169 SH         SOLE                                287169
INTERNATIONAL BUSINESS         COMMON STOCK   459200101      372         5016 SH         SOLE                                  5016
INTL FLAVORS & FRAGRANCES INC  COMMON STOCK   459506101     5799       160100 SH         SOLE                                160100
ISHARES TRUST                  COMMON STOCK   464287465      314         6000 SH         SOLE                                  6000
J P MORGAN CHASE & CO          COMMON STOCK   46625H100     3428        97049 SH         SOLE                                 97049
JOHNSON & JOHNSON              COMMON STOCK   478160104     1650        25388 SH         SOLE                                 25388
KEYSPAN CORP                   COMMON STOCK   49337W100     9431       231711 SH         SOLE                                231711
KIMCO REALTY CORP              COMMON STOCK   49446R109    12066       204823 SH         SOLE                                204823
LEHMAN BROTHERS HOLDINGS INC   COMMON STOCK   524908100     2808        28286 SH         SOLE                                 28286
LIFECELL CORP                  COMMON STOCK   531927101     1813       114700 SH         SOLE                                114700
MEDTRONIC INC                  COMMON STOCK   585055106      388         7491 SH         SOLE                                  7491
MICROSOFT CORP                 COMMON STOCK   594918104     6099       245518 SH         SOLE                                245518
MOLEX INC                      COMMON STOCK   608554101     4243       162951 SH         SOLE                                162951
NEW YORK COMMUNITY BANCORP INC COMMON STOCK   649445103      440        24255 SH         SOLE                                 24255
NEWTEK BUSINESS SERVICES INC   COMMON STOCK   652526104       24        10500 SH         SOLE                                 10500
NORTH FORK BANCORP INC DEL     COMMON STOCK   659424105      242         8621 SH         SOLE                                  8621
NUCOR CORP                     COMMON STOCK   670346105     1074        23540 SH         SOLE                                 23540
PEPSICO INC                    COMMON STOCK   713448108      365         6759 SH         SOLE                                  6759
PFIZER INC                     COMMON STOCK   717081103     4140       150115 SH         SOLE                                150115
PROCTER & GAMBLE CO            COMMON STOCK   742718109      206         3914 SH         SOLE                                  3914
QUESTAR CORP                   COMMON STOCK   748356102    11295       171400 SH         SOLE                                171400
SBC COMMUNICATIONS INC         COMMON STOCK   78387G103      809        34067 SH         SOLE                                 34067
SLM CORPORATION                COMMON STOCK   78442P106     3378        66500 SH         SOLE                                 66500
***SCHLUMBERGER LTD            COMMON STOCK   806857108     2151        28320 SH         SOLE                                 28320
SEACOR HOLDINGS, INC           COMMON STOCK   811904101      214         3330 SH         SOLE                                  3330
SOUTHERN CO                    COMMON STOCK   842587107      399        11500 SH         SOLE                                 11500
STRATEX NETWORKS INC           COMMON STOCK   86279T109     2772      1611905 SH         SOLE                               1611905
TELEFLEX INC                   COMMON STOCK   879369106     9289       156467 SH         SOLE                                156467
***TESCO CORP                  COMMON STOCK   88157K101     3626       331400 SH         SOLE                                331400
3M COMPANY                     COMMON STOCK   88579Y101      241         3332 SH         SOLE                                  3332
TIME WARNER INC                COMMON STOCK   887317105     6502       389102 SH         SOLE                                389102
VERIZON COMMUNICATIONS         COMMON STOCK   92343V104     1145        33128 SH         SOLE                                 33128
***VODAFONE GROUP PLC NEW      COMMON STOCK   92857W100      204         8395 SH         SOLE                                  8395
WACHOVIA CORPORATION           COMMON STOCK   929903102      207         4175 SH         SOLE                                  4175
WAL-MART STORES INC            COMMON STOCK   931142103     4086        84776 SH         SOLE                                 84776
WELLPOINT INC                  COMMON STOCK   94973V107      265         3800 SH         SOLE                                  3800
WELLS FARGO & CO-NEW           COMMON STOCK   949746101      308         5000 SH         SOLE                                  5000
JOHN WILEY & SONS INC CL A     COMMON STOCK   968223206      612        15400 SH         SOLE                                 15400

                                                                       205914            No. of Other Managers     0

